Additional Financial Information	12 Months Ended
Dec. 31, 2017
Supplemental Financial Statement Elements [Abstract]
Additional Financial Information
Note 14 – Additional Financial Information

Supplemental Consolidated Balance Sheets Information

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities are summarized as follows:

(in millions)	December 31, 2017	December 31, 2016
Accounts payable	$6,182	$5,163
Payroll and related benefits	614	559
Property and other taxes, including payroll	620	525
Interest	253	423
Commissions	324	159
Network decommissioning	92	101
Toll and interconnect	109	85
Advertising	46	44
Other	288	93
Accounts payable and accrued liabilities	$8,528	$7,152

Book overdrafts included in accounts payable and accrued liabilities were $455 million and $356 million as of December 31, 2017 and 2016, respectively.

Hurricane Impacts

During the third and fourth quarters of 2017, our operations in Texas, Florida and Puerto Rico experienced losses related to hurricanes. The impact to operating income for the year ended December 31, 2017, from lost revenue, assets damaged or destroyed and other hurricane related costs was a decrease of $201 million, net of insurance recoveries. We expect additional expenses to be incurred and customer activity to be impacted in the first quarter of 2018, primarily related to our operations in Puerto Rico. We have recognized insurance recoveries related to those hurricane losses in the amount of approximately $93 million for the year ended December 31, 2017 as an offset to the costs incurred within Cost of services in our Consolidated Statements of Comprehensive Income and as an increase to Other current assets in our Consolidated Balance Sheets. We continue to assess the damage of the hurricanes and work with our insurance carriers to submit claims for property damage and business interruption. We expect to record additional insurance recoveries related to these hurricanes in future periods.

Supplemental Consolidated Statements of Comprehensive Income Information

Related Party Transactions

We have related party transactions associated with Deutsche Telekom or its affiliates in the ordinary course of business, which are included in the consolidated financial statements.

The following table summarizes the impact of significant transactions with Deutsche Telekom or its affiliates included in operating expenses in the Consolidated Statements of Comprehensive Income:

	Year Ended December 31,
(in millions)	2017	2016	2015
Discount related to roaming expenses	$—	$(15)	$(21)
Fees incurred for use of the T-Mobile brand	79	74	65
Expenses for telecommunications and IT services	12	25	23
International long distance agreement	55	60	—

We have an agreement with Deutsche Telekom for the reimbursement of certain administrative expenses, which were $11 million, $11 million, and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively.